STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Loss	$ (929)	$ (1,405)	$ (1,251)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	32	35	64
Stock based compensation	4	153	155
Decrease (increase) in account receivables	12	(31)	18
Profit from the sale of shares of Biocancell			(35)
Profit from the sale of property and equipment	(17)
Increase (decrease) in current liabilities	(100)	(9)	72
Net cash used in operating activities	(998)	(1,257)	(977)
Cash flows from investing activities:
Proceeds from sale of BioCancell securities			85
Proceeds from (Investment in) short-term deposit	4,937	(4,937)
Proceeds from sale of property and equipment	61
Purchase of property and equipment	(2)	(10)	(53)
Net cash provided by (used in) investing activities	4,996	(4,947)	(32)
Increase (decrease) in cash, cash equivalents and restricted cash	3,998	(6,204)	(945)
Cash, cash equivalents and restricted cash at the beginning of the year	358	6,562	7,507
Cash, cash equivalents and restricted cash at the end of the year	4,356	358	6,562
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	4,273	280	6,449
Restricted cash	83	78	113
Total cash,cash equivalents and restricted cash shown in the statement of cash flow	$ 4,356	$ 358	$ 6,562